Organization and Description of Business (Details) - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021	Mar. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization and Description of Business (Details) [Line Items]
Net losses			$ (18,168)	$ (10,857)	$ (31,669)	$ (4,987)
Operating cash flows			12,000	$ 4,900	18,300	2,000
Accumulated deficit			55,000		36,800
Cash and cash equivalent					19,800
Additional received		$ 6,000
Cash and cash equivalents			$ 16,757		$ 19,838	$ 27,163
Forecast [Member]
Organization and Description of Business (Details) [Line Items]
Additional received	$ 10,700